Working capital - Disclosure of Detailed Information about Accounts Receivable (Parenthetical) (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of accounts receivables [line items]
Accounts receivables	CAD 105	CAD 113
Disposal groups classified as held for sale [member]
Disclosure of accounts receivables [line items]
Accounts receivables	CAD 1	CAD 9